Note 24 - Goodwill and Deferred Tax Liability - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, goodwill	$ 7,681,003	$ 7,681,003
Impairment, goodiwll	(1,050,459)	0	$ 0
Disposed on the sale of DenseLight, goodwill	(6,630,544)
Balance, goodwill		7,681,003	$ 7,681,003
DenseLight [member]
Statement Line Items [Line Items]
Balance, goodwill	6,630,544
Impairment, goodiwll
Disposed on the sale of DenseLight, goodwill	(6,630,544)
Balance, goodwill		6,630,544
BB Photonics [member]
Statement Line Items [Line Items]
Balance, goodwill	1,050,459
Impairment, goodiwll	(1,050,459)
Disposed on the sale of DenseLight, goodwill
Balance, goodwill		$ 1,050,459